Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	12 Months Ended	14 Months Ended	26 Months Ended
	Oct. 24, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 11,267		$ 14,086	$ 16,605
Nasdaq 100 (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq 100 (Total Return, USD, Unhedged)
Accumulated Value	10,000	11,433		14,392	17,417
Goldman Sachs Nasdaq-100 Premium Income ETF
Account Value [Line Items]
Accumulated Value	10,000	11,039		13,595	16,290
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,267		14,086	16,605
Goldman Sachs S&P 500 Premium Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,039		$ 13,436	$ 15,638